Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share

Note 8. Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing net income (loss) for the period by the weighted-average number of shares outstanding during the period, including repurchases carried as treasury stock. Diluted net income (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares outstanding adjusted for the dilutive effect of all potential shares of stock, including the exercise of employee stock options and assumed vesting of restricted stock units (if dilutive). In periods where we reported a net loss, the diluted net loss per share is the same as basic net loss per share because the impact of including assumed exercises of stock options and vesting of restricted stock units would have an anti-dilutive impact.

The following table presents the calculation of basic and diluted net income (loss) per share:

	Three months ended March 31,
	2023	2022
Numerator:
Net income (loss)	$1,724,546	$(27,988,546)

Denominator*:
Basic shares:
Weighted-average shares outstanding	5,480,673	5,383,476
Diluted shares:
Stock options	67,741	—
Warrants	8,416	—
Weighted-average shares outstanding	5,556,830	5,383,476

Net income (loss) per share:
Basic	$0.31	$(5.20)
Diluted	$0.31	$(5.20)

*	Effective May 11, 2023, we performed a 1-for-38 reverse stock split. Share amounts have been retroactively restated.

Because their effect would have been anti-dilutive, 228,281 shares were excluded from the denominator of diluted net income per share for the three months ended March 31, 2023.

Note 17. Net Loss Per Share

The computation for basic net loss per share is established by dividing net losses for the period by the weighted average shares outstanding during the reporting period, including repurchases carried as treasury stock. Diluted net loss per share is computed in a similar manner, with the weighted average shares outstanding increasing from the assumed exercise of employee stock options (including options classified as liabilities) and assumed vesting of restricted stock units (if dilutive). Given we are in a loss position, the impact of including assumed exercises of stock options and vesting of restricted stock units would have an anti-dilutive impact on the calculation of diluted net loss per share and, accordingly, diluted and basic net loss per share were equal for the years ended December 31, 2022 and 2021.